UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2020 to April 30, 2021 (Unaudited)

The Fund seeks maximum long-term total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2020 to April 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2020 to April 30, 2021 (Unaudited)

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/20	4/30/21	Expense Ratio	11/1/20 to 4/30/21*
Actual Fund return†
Class A	$1,000.00	$1,009.30	0.69%	$3.44
Class C	1,000.00	1,006.70	1.44%	7.16
Class R	1,000.00	1,009.20	0.94%	4.68
Institutional Class	1,000.00	1,011.70	0.44%	2.19
Class R6	1,000.00	1,012.10	0.36%	1.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.37	0.69%	$3.46
Class C	1,000.00	1,017.65	1.44%	7.20
Class R	1,000.00	1,020.13	0.94%	4.71
Institutional Class	1,000.00	1,022.61	0.44%	2.21
Class R6	1,000.00	1,023.01	0.36%	1.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	0.53%
Agency Mortgage-Backed Securities	18.86%
Collateralized Debt Obligations	1.96%
Corporate Bonds	36.73%
Banking	7.15%
Basic Industry	3.06%
Brokerage	0.60%
Capital Goods	0.91%
Communications	6.24%
Consumer Cyclical	2.31%
Consumer Non-Cyclical	3.68%
Electric	2.86%
Energy	5.23%
Finance Companies	0.90%
Insurance	0.52%
Natural Gas	0.08%
Real Estate	0.13%
Technology	1.04%
Transportation	1.86%
Utilities	0.16%
Municipal Bonds	0.03%
Non-Agency Asset-Backed Securities	2.03%
Non-Agency Collateralized Mortgage Obligations	1.76%
Non-Agency Commercial Mortgage-Backed Securities	9.12%
Loan Agreements	4.92%
Sovereign Bonds	2.38%
Supranational Banks	0.06%
US Treasury Obligations	15.63%
Common Stock	0.00%
Short-Term Investments	6.61%
Securities Lending Collateral	1.05%
Total Value of Securities	104.19%
Obligation to Return Securities Lending Collateral	(1.05%)
Liabilities Net of Receivables and Other Assets	(3.14%)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 2.52%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.956% (LIBOR01M +
2.85%) 11/25/29 ●	1,378,149	$1,410,449
Series 2018-C02 2M2 2.306% (LIBOR01M +
2.20%, Floor 2.20%) 8/25/30 ●	1,692,784	1,712,672
Series 2018-C03 1M2 2.256% (LIBOR01M +
2.15%, Floor 2.15%) 10/25/30 ●	2,211,501	2,236,364
Series 2018-C05 1M2 2.456% (LIBOR01M +
2.35%, Floor 2.35%) 1/25/31 ●	1,776,303	1,800,960
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	5,002	5,431
Series 2002-T19 A1 6.50% 7/25/42	53,169	63,671
Series 2004-T1 1A2 6.50% 1/25/44	15,429	18,088
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 ●	13,066	14,983
Series 2003-W1 2A 5.619% 12/25/42 ●	7,706	8,555
Series 2004-W11 1A2 6.50% 5/25/44	137,370	161,709
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	99,028	98,876
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	977,955	953,562
Series 2017-40 GZ 3.50% 5/25/47	1,907,915	2,064,003
Series 2017-77 HZ 3.50% 10/25/47	2,392,637	2,523,776
Freddie Mac Multifamily Structured Pass Through
Certificates
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,848,556
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	1,729,687	1,783,104
Freddie Mac Structured Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2 3.356% (LIBOR01M +
3.25%, Floor 3.25%) 7/25/29 ●	4,267,611	4,430,543
Series 2017-DNA3 M2 2.606% (LIBOR01M +
2.50%) 3/25/30 ●	1,420,000	1,452,200
Series 2017-HQA2 M2AS 1.156% (LIBOR01M +
1.05%) 12/25/29 ●	3,333,390	3,373,527
Series 2018-HQA1 M2 2.406% (LIBOR01M +
2.30%) 9/25/30 ●	2,701,387	2,728,489
Freddie Mac Structured Agency Credit Risk REMIC
Trust
Series 2019-HQA4 M2 144A 2.156% (LIBOR01M
+ 2.05%) 11/25/49 #, ●	1,740,961	1,743,607
Series 2020-DNA2 M1 144A 0.856% (LIBOR01M
+ 0.75%, Floor 0.75%) 2/25/50 #, ●	199,010	199,010

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC
Trust
Series 2020-DNA2 M2 144A 1.956% (LIBOR01M
+ 1.85%, Floor 1.85%) 2/25/50 #, ●	1,500,000	$1,514,109
Series 2020-DNA6 M2 144A 2.01% (SOFR +
2.00%) 12/25/50 #, ●	9,000,000	9,010,833
Series 2020-HQA2 M2 144A 3.206% (LIBOR01M
+ 3.10%) 3/25/50 #, ●	4,000,000	4,086,636
Series 2021-DNA1 M2 144A 1.81% (SOFR +
1.80%) 1/25/51 #, ●	18,800,000	18,794,204
Series 2021-DNA3 M2 144A 2.11% (SOFR +
2.10%) 10/25/33 #, ●	6,500,000	6,593,746
Series 2021-HQA1 M2 144A 2.26% (SOFR +
2.25%) 8/25/33 #, ●	18,800,000	18,941,429
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	14,326	16,921
Series T-58 2A 6.50% 9/25/43 ◆	249,323	288,681
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	928,742
Series 2013-182 CZ 2.50% 12/20/43	1,721,013	1,782,182
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,206,740
Total Agency Collateralized Mortgage Obligations (cost $94,418,147)		96,796,358

Agency Commercial Mortgage-Backed Securities – 0.53%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.137% 8/25/44 #, ●	485,000	488,239
Series 2012-K22 B 144A 3.811% 8/25/45 #, ●	4,410,000	4,571,686
Series 2013-K25 C 144A 3.744% 11/25/45 #, ●	2,800,000	2,905,651
Series 2014-K37 B 144A 4.715% 1/25/47 #, ●	4,550,000	4,941,474
Series 2014-K717 B 144A 3.738% 11/25/47 #, ●	1,925,000	1,943,768
Series 2014-K717 C 144A 3.738% 11/25/47 #, ●	650,000	656,809
Series 2015-K44 B 144A 3.806% 1/25/48 #, ●	1,000,000	1,084,253
Series 2016-K53 B 144A 4.158% 3/25/49 #, ●	1,465,000	1,617,503
Series 2016-K722 B 144A 3.978% 7/25/49 #, ●	2,175,000	2,298,989
Total Agency Commercial Mortgage-Backed Securities (cost $19,989,023)		20,508,372

Agency Mortgage-Backed Securities – 18.86%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	20,613,583	21,361,234
Fannie Mae S.F. 20 yr
2.00% 3/1/41	9,450,267	9,654,764
2.00% 4/1/41	4,255,659	4,327,525

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.00% 5/1/41	8,631,000	$8,764,361
Fannie Mae S.F. 30 yr
2.00% 11/1/50	11,944,829	12,123,159
2.00% 12/1/50	17,663,579	17,867,204
2.00% 1/1/51	17,757,178	17,949,296
2.00% 2/1/51	11,816,315	11,953,838
2.00% 3/1/51	19,472,889	19,677,863
2.50% 9/1/50	9,543,246	9,976,365
2.50% 11/1/50	27,390,942	28,447,216
2.50% 1/1/51	10,506,288	10,910,404
2.50% 2/1/51	225,460	234,132
2.50% 5/1/51	3,016,000	3,132,008
3.00% 11/1/48	3,614,315	3,812,771
3.00% 10/1/49	14,765,156	15,503,502
3.00% 12/1/49	17,812,956	18,937,340
3.00% 3/1/50	4,061,195	4,280,418
3.00% 6/1/50	8,702,982	9,117,799
3.00% 7/1/50	12,572,389	13,240,448
3.00% 8/1/50	17,777,215	18,774,870
3.00% 9/1/50	5,934,042	6,220,646
3.50% 7/1/47	7,657,709	8,357,580
3.50% 12/1/47	1,943,167	2,077,403
3.50% 1/1/48	5,595,495	5,982,517
3.50% 2/1/48	6,495,892	7,003,296
3.50% 11/1/48	5,290,491	5,640,572
3.50% 1/1/50	11,261,470	11,987,814
3.50% 3/1/50	5,771,731	6,139,865
4.00% 4/1/47	2,241,823	2,469,790
4.00% 10/1/48	10,190,574	11,239,414
4.50% 2/1/41	2,446,379	2,728,065
4.50% 4/1/44	264,859	297,962
4.50% 2/1/46	28,575	31,949
4.50% 5/1/46	1,119,496	1,254,527
4.50% 4/1/48	1,932,030	2,178,229
4.50% 1/1/49	14,977,468	16,581,062
4.50% 1/1/50	4,226,723	4,645,483
5.00% 7/1/49	15,106,217	16,819,057
5.50% 5/1/44	26,831,443	31,174,099
6.00% 6/1/41	5,460,440	6,487,790
6.00% 7/1/41	15,009,944	17,845,170
6.00% 1/1/42	4,372,679	5,196,074

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
2.00% 5/1/51	57,602,000	$58,173,520
2.50% 5/1/51	90,615,000	94,005,986
Freddie Mac S.F. 15 yr
1.50% 3/1/36	14,956,100	15,177,779
2.00% 12/1/35	15,571,074	16,169,393
Freddie Mac S.F. 20 yr
2.00% 3/1/41	10,830,991	11,065,366
2.00% 4/1/41	9,706,081	9,916,116
Freddie Mac S.F. 30 yr
2.50% 10/1/50	8,456,325	8,843,894
2.50% 11/1/50	16,961,121	17,639,813
2.50% 2/1/51	4,665,730	4,892,925
3.00% 11/1/49	9,069,752	9,512,932
3.00% 12/1/49	2,909,270	3,056,506
3.00% 1/1/50	2,710,720	2,864,726
3.50% 11/1/48	8,403,181	9,121,601
4.00% 7/1/47	805,593	871,306
4.50% 4/1/49	3,901,704	4,323,568
4.50% 8/1/49	7,819,597	8,684,895
5.50% 9/1/41	8,697,670	10,138,499
GNMA I S.F. 30 yr
3.00% 3/15/50	2,809,838	2,936,203
GNMA II S.F. 30 yr
3.00% 8/20/50	3,084,271	3,287,117
5.50% 5/20/37	353,235	404,248
6.50% 6/20/39	2,256	2,654
Total Agency Mortgage-Backed Securities (cost $716,351,422)		723,493,928

Collateralized Debt Obligations – 1.96%
AMMC CLO 22
Series 2018-22A A 144A 1.206% (LIBOR03M +
1.03%, Floor 1.03%) 4/25/31 #, ●	4,400,000	4,409,025
Apex Credit CLO
Series 2018-1A A2 144A 1.206% (LIBOR03M +
1.03%) 4/25/31 #, ●	11,200,000	10,946,835
Atlas Senior Loan Fund X
Series 2018-10A A 144A 1.274% (LIBOR03M +
1.09%) 1/15/31 #, ●	5,794,992	5,800,816
Black Diamond CLO
Series 2017-2A A2 144A 1.488% (LIBOR03M +
1.30%, Floor 1.30%) 1/20/32 #, ●	2,800,000	2,793,246

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Catamaran CLO
Series 2014-1A A1BR 144A 1.574% (LIBOR03M +
1.39%) 4/22/30 #, ●	5,000,000	$5,029,900
CFIP CLO
Series 2017-1A A 144A 1.41% (LIBOR03M +
1.22%) 1/18/30 #, ●	6,000,000	5,998,488
Man GLG US CLO
Series 2018-1A A1R 144A 1.328% (LIBOR03M +
1.14%) 4/22/30 #, ●	14,000,000	14,015,750
Midocean Credit CLO IX
Series 2018-9A A1 144A 1.338% (LIBOR03M +
1.15%, Floor 1.15%) 7/20/31 #, ●	2,000,000	2,006,594
Octagon Investment Partners 51
Series 2021-1A A 144A 1.15% (LIBOR03M +
1.15%, Floor 1.15%) 7/20/34 #, ●	7,000,000	7,000,000
Signal Peak CLO 5
Series 2018-5A A 144A 1.286% (LIBOR03M +
1.11%, Floor 1.11%) 4/25/31 #, ●	8,000,000	8,013,616
Sounds Point CLO IV-R
Series 2013-3RA A 144A 1.34% (LIBOR03M +
1.15%, Floor 1.15%) 4/18/31 #, ●	6,000,000	5,996,412
Steele Creek CLO
Series 2017-1A A 144A 1.434% (LIBOR03M +
1.25%) 10/15/30 #, ●	3,000,000	2,996,511
Total Collateralized Debt Obligations (cost $75,164,667)		75,007,193

Corporate Bonds – 36.73%
Banking – 7.15%
Akbank TAS 144A 6.80% 2/6/26 #	1,595,000	1,655,872
Ally Financial 4.70% 5/15/26 µ, ψ	3,255,000	3,307,731
Banco Continental 144A 2.75% 12/10/25 #	2,415,000	2,366,893
Banco de Bogota 144A 6.25% 5/12/26 #	1,075,000	1,201,581
Banco de Credito e Inversiones 144A 3.50%
10/12/27 #	1,320,000	1,407,845
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	444,147
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ	2,075,000	2,140,466
Banco Industrial 144A 4.875% 1/29/31 #, µ	1,835,000	1,892,885
Banco Mercantil del Norte 144A 8.375%
10/14/30 #, µ, ψ	1,235,000	1,469,280
Banco Nacional de Panama 144A 2.50% 8/11/30 #	505,000	484,656
Banco Santander Mexico Institucion de Banca
Multiple Grupo Financiero 144A 5.95%
10/1/28 #, µ	1,125,000	1,222,189

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bangkok Bank 144A 5.00% 9/23/25 #, µ, ψ	1,140,000	$1,200,910
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, µ	1,320,000	1,365,045
Bank of America
1.734% 7/22/27 µ	2,900,000	2,928,384
2.676% 6/19/41 µ	13,220,000	12,438,440
2.687% 4/22/32 µ	2,805,000	2,841,057
3.311% 4/22/42 µ	3,335,000	3,407,633
Bank of China 144A 5.00% 11/13/24 #, *	1,640,000	1,833,006
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,912,472
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	6,728,000	7,434,440
Barclays
2.667% 3/10/32 µ	2,715,000	2,682,044
5.20% 5/12/26	7,821,000	8,894,002
BBVA Bancomer 144A 5.125% 1/18/33 #, µ	786,000	817,523
BBVA USA 3.875% 4/10/25	5,755,000	6,299,220
BDO Unibank 2.125% 1/13/26	2,085,000	2,124,094
Citigroup 4.00% 12/10/25 µ, ψ	1,330,000	1,350,349
Credit Suisse Group
144A 2.593% 9/11/25 #, µ	2,760,000	2,872,582
144A 4.194% 4/1/31 #, µ	4,470,000	4,946,424
144A 4.50% 9/3/30 #, *, µ, ψ	2,170,000	2,077,775
144A 5.25% 2/11/27 #, µ, ψ	2,360,000	2,457,350
144A 7.25% 9/12/25 #, µ, ψ	4,240,000	4,695,779
Deutsche Bank
3.547% 9/18/31 µ	6,835,000	7,162,986
3.729% 1/14/32 µ	6,375,000	6,324,571
Development Bank of Kazakhstan 144A 2.95%
5/6/31 #	500,000	497,620
Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,474,899
Goldman Sachs Group
1.992% 1/27/32 µ	8,555,000	8,133,204
2.615% 4/22/32 µ	5,695,000	5,727,787
3.50% 4/1/25	5,190,000	5,647,580
ICICI Bank 144A 4.00% 3/18/26 #	1,410,000	1,517,247
Itau Unibanco Holding 144A 3.875% 4/15/31 #, µ	1,250,000	1,215,438

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.04% 2/4/27 µ	1,860,000	$1,825,690
1.953% 2/4/32 µ	2,070,000	1,969,558
2.58% 4/22/32 µ	2,945,000	2,959,515
3.109% 4/22/41 µ	1,930,000	1,928,095
3.328% 4/22/52 µ	2,985,000	2,991,203
3.702% 5/6/30 µ	165,000	181,659
4.023% 12/5/24 µ	13,375,000	14,487,898
4.60% 2/1/25 µ, ψ	3,435,000	3,546,637
5.00% 8/1/24 µ, ψ	4,030,000	4,250,300
Mizrahi Tefahot Bank 144A 3.077% 4/7/31 #, µ	1,475,000	1,500,813
Morgan Stanley
1.593% 5/4/27 µ	3,045,000	3,061,038
1.794% 2/13/32 µ	245,000	230,582
2.188% 4/28/26 µ	8,630,000	8,978,330
5.00% 11/24/25	5,985,000	6,900,665
Natwest Group 8.625% 8/15/21 µ, ψ	10,650,000	10,883,448
Oversea-Chinese Banking 144A 4.25% 6/19/24 #, *	1,745,000	1,907,745
PNC Bank 4.05% 7/26/28	6,875,000	7,813,305
PNC Financial Services Group 2.60% 7/23/26	8,325,000	8,866,371
QNB Finance 2.625% 5/12/25	3,070,000	3,200,536
Shinhan Financial Group 144A 3.34% 2/5/30 #, µ	1,445,000	1,513,845
SVB Financial Group
1.80% 2/2/31	2,045,000	1,904,813
4.10% 2/15/31 µ, ψ	6,510,000	6,562,894
Truist Bank
2.25% 3/11/30	5,775,000	5,705,543
2.636% 9/17/29 µ	14,959,000	15,756,614
Truist Financial 4.95% 9/1/25 µ, ψ	3,840,000	4,233,600
UBS Group
144A 4.125% 9/24/25 #	8,480,000	9,468,288
7.125% 8/10/21 µ, ψ	1,405,000	1,427,866
US Bancorp 1.45% 5/12/25	4,195,000	4,287,369
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	6,045,000	6,184,186
		274,401,812
Basic Industry – 3.06%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,580,000	1,642,012
Bioceanico Sovereign Certificate 144A 2.971%
6/5/34 #, ^	1,397,388	1,029,763
Corp Nacional del Cobre de Chile 144A 4.25%
7/17/42 #	400,000	438,914

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
CSN Inova Ventures 144A 6.75% 1/28/28 #	1,345,000	$1,463,515
CSN Islands XII 144A 7.00% 9/23/15 #, ψ	765,000	774,563
Equate Petrochemical 144A 4.25% 11/3/26 #	1,165,000	1,288,984
First Quantum Minerals
144A 6.875% 10/15/27 #	955,000	1,049,306
144A 7.50% 4/1/25 #	6,430,000	6,683,181
Fresnillo 144A 4.25% 10/2/50 #	1,000,000	981,360
GC Treasury Center 144A 4.30% 3/18/51 #, *	1,675,000	1,741,849
Georgia-Pacific
144A 1.75% 9/30/25 #	2,465,000	2,521,219
144A 2.10% 4/30/27 #	1,965,000	2,016,848
144A 2.30% 4/30/30 #	4,085,000	4,104,681
8.00% 1/15/24	11,171,000	13,372,744
Gold Fields Orogen Holdings BVI 144A 6.125%
5/15/29 #	1,735,000	2,051,638
GUSAP III 144A 4.25% 1/21/30 #, *	505,000	532,517
Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,045,000	1,117,366
Israel Chemicals 144A 6.375% 5/31/38 #	1,027,000	1,301,743
Klabin Austria 144A 7.00% 4/3/49 #	1,210,000	1,487,284
LYB International Finance III 2.875% 5/1/25	2,000	2,131
LyondellBasell Industries 4.625% 2/26/55	6,875,000	7,911,995
Methanex 5.25% 12/15/29 *	7,265,000	7,682,738
Metinvest 144A 7.65% 10/1/27 #	1,633,000	1,750,511
Minera Mexico 144A 4.50% 1/26/50 #	1,950,000	2,062,125
Newmont
2.25% 10/1/30	7,180,000	7,045,450
2.80% 10/1/29	11,110,000	11,495,979
Nutrition & Biosciences 144A 3.268% 11/15/40 #	8,745,000	8,663,574
OCP
144A 4.50% 10/22/25 #	1,791,000	1,916,399
144A 6.875% 4/25/44 #	770,000	931,126
Olin 5.625% 8/1/29 *	1,935,000	2,098,111
Phosagro OAO Via Phosagro Bond Funding DAC
144A 3.949% 4/24/23 #	1,005,000	1,045,665
Sasol Financing USA
4.375% 9/18/26	1,540,000	1,577,961
5.875% 3/27/24	5,990,000	6,399,417
Sociedad Quimica y Minera de Chile 144A 3.625%
4/3/23 #	1,320,000	1,387,511
Vale Overseas 3.75% 7/8/30	1,485,000	1,564,076
Vedanta Resources Finance II 144A 8.95%
3/11/25 #, *	6,580,000	6,535,815

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Volcan Cia Minera 144A 4.375% 2/11/26 #	1,615,000	$1,595,160
		117,265,231
Brokerage – 0.60%
Banco BTG Pactual 144A 4.50% 1/10/25 #	1,365,000	1,408,113
Charles Schwab
4.00% 6/1/26 µ, ψ	3,300,000	3,399,198
5.375% 6/1/25 µ, ψ	6,670,000	7,433,048
Jefferies Group
4.15% 1/23/30	2,410,000	2,671,865
6.45% 6/8/27	3,815,000	4,749,273
6.50% 1/20/43	2,455,000	3,331,894
		22,993,391
Capital Goods – 0.91%
Ashtead Capital 144A 5.25% 8/1/26 #, *	1,540,000	1,617,000
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,176,763
Cemex 144A 3.875% 7/11/31 #	1,105,000	1,095,149
Otis Worldwide
3.112% 2/15/40	3,332,000	3,365,734
3.362% 2/15/50	573,000	584,178
PowerTeam Services 144A 9.033% 12/4/25 #	4,435,000	4,928,726
Standard Industries
144A 3.375% 1/15/31 #	2,892,000	2,714,865
144A 5.00% 2/15/27 #	902,000	931,315
Teledyne Technologies
2.25% 4/1/28	5,235,000	5,264,273
2.75% 4/1/31	5,120,000	5,171,389
TransDigm 144A 6.25% 3/15/26 #	2,109,000	2,235,540
Turkiye Sise ve Cam Fabrikalari 144A 6.95%
3/14/26 #	1,510,000	1,671,045
UltraTech Cement 144A 2.80% 2/16/31 #	1,730,000	1,620,386
United Rentals North America 3.875% 2/15/31	2,323,000	2,340,725
		34,717,088
Communications – 6.24%
Altice Financing 144A 5.00% 1/15/28 #	5,330,000	5,267,826
Altice France Holding 144A 6.00% 2/15/28 #	3,080,000	3,060,750
American Tower Trust #1 144A 3.07% 3/15/48 #	10,235,000	10,361,920
AT&T
3.10% 2/1/43	3,439,000	3,186,257
3.50% 6/1/41	4,779,000	4,715,767
144A 3.50% 9/15/53 #	4,220,000	3,889,116

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
ATP Tower Holdings 144A 4.05% 4/27/26 #	2,250,000	$2,220,750
B2W Digital 144A 4.375% 12/20/30 #	1,960,000	1,936,480
C&W Senior Financing 144A 7.50% 10/15/26 #	1,590,000	1,682,069
Charter Communications Operating
3.70% 4/1/51	4,350,000	4,101,429
4.464% 7/23/22	8,590,000	8,938,637
4.80% 3/1/50	2,410,000	2,659,125
5.05% 3/30/29	9,240,000	10,715,925
Clear Channel Outdoor Holdings 144A 7.75%
4/15/28 #, *	1,085,000	1,118,668
Clear Channel Worldwide Holdings 9.25% 2/15/24	1,244,000	1,300,894
Comcast
3.20% 7/15/36	5,080,000	5,340,778
3.75% 4/1/40	5,160,000	5,700,827
Connect Finco 144A 6.75% 10/1/26 #	5,040,000	5,271,588
Crown Castle International 3.80% 2/15/28	1,465,000	1,610,030
CSC Holdings 144A 4.625% 12/1/30 #	2,380,000	2,329,425
Digicel Group Holdings PIK 10.00% 4/1/24 >>	1,173,669	1,149,462
Discovery Communications
144A 4.00% 9/15/55 #	2,565,000	2,513,883
4.125% 5/15/29	11,890,000	13,131,144
5.20% 9/20/47	4,485,000	5,271,762
HTA Group 144A 7.00% 12/18/25 #	1,960,000	2,098,454
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,875,000	1,966,406
Level 3 Financing 144A 3.625% 1/15/29 #	3,115,000	3,021,550
Ooredoo International Finance 144A 5.00%
10/19/25 #	790,000	910,876
Prosus 144A 3.832% 2/8/51 #	1,640,000	1,501,862
Sable International Finance 144A 5.75% 9/7/27 #	860,000	904,613
Sprint Spectrum 144A 4.738% 9/20/29 #	3,190,000	3,425,262
Telefonica Celular del Paraguay 144A 5.875%
4/15/27 #	1,370,000	1,459,536
Time Warner Cable 7.30% 7/1/38	9,865,000	14,028,251
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,246,689
T-Mobile USA
144A 1.50% 2/15/26 #	2,150,000	2,155,182
144A 2.55% 2/15/31 #	1,470,000	1,447,979
144A 3.00% 2/15/41 #	3,710,000	3,474,675
144A 3.50% 4/15/25 #	2,400,000	2,605,512
144A 3.75% 4/15/27 #	3,195,000	3,523,350
144A 3.875% 4/15/30 #	8,105,000	8,838,908
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,916,688

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,925,000	$2,021,733
VEON Holdings 144A 3.375% 11/25/27 #	2,010,000	2,027,025
Verizon Communications
2.10% 3/22/28	1,395,000	1,408,569
2.55% 3/21/31	2,750,000	2,758,870
3.40% 3/22/41	2,455,000	2,518,532
3.55% 3/22/51	2,655,000	2,702,065
4.50% 8/10/33	13,715,000	16,183,851
ViacomCBS
4.375% 3/15/43	8,160,000	8,846,975
4.95% 1/15/31	5,015,000	5,901,693
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,110,000	4,950,312
Vodafone Group
4.25% 9/17/50	3,080,000	3,431,906
4.875% 6/19/49	12,805,000	15,564,064
VTR Comunicaciones 144A 4.375% 4/15/29 #	1,800,000	1,814,400
Zayo Group Holdings 144A 6.125% 3/1/28 #	2,065,000	2,127,136
		239,257,436
Consumer Cyclical – 2.31%
Alibaba Group Holding 2.70% 2/9/41	1,980,000	1,846,672
Carnival 144A 7.625% 3/1/26 #	4,597,000	5,039,530
Ford Motor Credit
2.90% 2/16/28	2,020,000	1,982,337
4.542% 8/1/26	12,155,000	13,066,625
Future Retail 144A 5.60% 1/22/25 #	1,295,000	1,037,412
General Motors
5.00% 10/1/28	3,376,000	3,899,743
5.40% 10/2/23	1,830,000	2,025,276
6.125% 10/1/25	1,830,000	2,173,075
6.60% 4/1/36	2,627,000	3,509,908
General Motors Financial
2.35% 1/8/31 *	1,425,000	1,364,916
4.35% 4/9/25	3,660,000	4,059,438
5.20% 3/20/23	618,000	669,557
5.25% 3/1/26	8,093,000	9,330,445
5.70% 9/30/30 µ, ψ	2,095,000	2,346,400
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	426,398
Hyundai Capital America 144A 3.50% 11/2/26 #	1,350,000	1,455,833
JD.com 3.875% 4/29/26 *	1,390,000	1,517,083
JSM Global 144A 4.75% 10/20/30 #	1,375,000	1,393,851
Kia 144A 1.00% 4/16/24 #	1,595,000	1,604,702

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Meituan 144A 2.125% 10/28/25 #, *	1,120,000	$1,104,803
MGM China Holdings 144A 4.75% 2/1/27 #	1,380,000	1,431,750
MGM Resorts International 4.75% 10/15/28	3,265,000	3,448,460
Prime Security Services Borrower 144A 6.25%
1/15/28 #	6,130,000	6,414,555
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	3,155,000	3,312,592
Sands China
3.80% 1/8/26	1,135,000	1,207,436
4.375% 6/18/30	1,405,000	1,502,296
Scientific Games International 144A 8.25%
3/15/26 #	4,070,000	4,390,513
Shimao Group Holdings 5.60% 7/15/26	1,435,000	1,555,181
Six Flags Entertainment 144A 4.875% 7/31/24 #	3,225,000	3,253,848
Wynn Macau 144A 5.625% 8/26/28 #	1,165,000	1,227,636
Yuzhou Group Holdings 7.70% 2/20/25	1,305,000	1,150,007
		88,748,278
Consumer Non-Cyclical – 3.68%
AbbVie
2.95% 11/21/26	8,950,000	9,592,371
4.05% 11/21/39	9,151,000	10,231,500
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	2,665,000	2,973,817
4.50% 6/1/50	7,445,000	8,549,795
Auna 144A 6.50% 11/20/25 #	1,820,000	1,836,535
BAT Capital 2.259% 3/25/28	4,775,000	4,686,650
BAT International Finance 1.668% 3/25/26	2,870,000	2,857,866
Bausch Health 144A 6.25% 2/15/29 #	8,535,000	9,036,559
Biogen 3.15% 5/1/50	8,355,000	7,635,515
CVS Health
1.875% 2/28/31	855,000	809,631
3.75% 4/1/30	2,100,000	2,312,545
4.30% 3/25/28	11,408,000	12,989,733
4.78% 3/25/38	6,524,000	7,810,714
Gilead Sciences 4.15% 3/1/47	9,725,000	10,843,264
HCA 7.58% 9/15/25	160,000	191,200
JBS Investments II 144A 5.75% 1/15/28 #	1,360,000	1,446,986
Kernel Holding 144A 6.50% 10/17/24 #	1,450,000	1,525,226
MHP 144A 7.75% 5/10/24 #	1,540,000	1,631,568
NBM US Holdings 144A 6.625% 8/6/29 #	1,315,000	1,461,366
New York & Presbyterian Hospital 4.063% 8/1/56	3,760,000	4,522,449
Pilgrim’s Pride 144A 5.875% 9/30/27 #	2,688,000	2,856,000

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Rede D’or Finance 144A 4.50% 1/22/30 #		1,660,000	$1,632,610
Regeneron Pharmaceuticals 1.75% 9/15/30		2,200,000	2,051,447
Royalty Pharma 144A 1.75% 9/2/27 #		1,815,000	1,789,232
Takeda Pharmaceutical
2.05% 3/31/30		3,505,000	3,394,679
3.025% 7/9/40		2,810,000	2,751,151
3.175% 7/9/50		2,810,000	2,678,216
Tenet Healthcare
5.125% 5/1/25		5,336,000	5,406,702
144A 6.125% 10/1/28 #		3,250,000	3,433,625
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28 *		2,050,000	2,237,062
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		1,585,000	1,713,867
Universal Health Services 144A 5.00% 6/1/26 #		1,135,000	1,162,881
Viatris
144A 2.30% 6/22/27 #		700,000	710,159
144A 2.70% 6/22/30 #		5,150,000	5,093,241
144A 4.00% 6/22/50 #		1,195,000	1,190,166
			141,046,328
Electric – 2.86%
Abu Dhabi National Energy PJSC 144A 2.00%
4/29/28 #		1,760,000	1,757,641
Adani Electricity Mumbai 144A 3.949% 2/12/30 #		1,095,000	1,100,971
AES Gener 144A 7.125% 3/26/79 #, µ		1,755,000	1,859,624
American Transmission Systems 144A 5.25%
1/15/22 #		5,910,000	6,094,431
Calpine
144A 4.50% 2/15/28 #		1,215,000	1,229,562
144A 5.00% 2/1/31 #		4,090,000	4,033,987
144A 5.125% 3/15/28 #		1,213,000	1,234,355
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #		1,784,000	1,812,490
Cikarang Listrindo 144A 4.95% 9/14/26 #		1,794,000	1,844,232
CLP Power Hong Kong Financing 2.875% 4/26/23		955,000	991,581
Comision Federal de Electricidad 144A 4.875%
1/15/24 #		380,000	416,064
Duke Energy 4.875% 9/16/24 µ, ψ		6,810,000	7,237,668
Electricite de France 2.875% 12/15/26 µ, ψ	EUR	3,800,000	4,771,005
EnfraGen Energia Sur 144A 5.375% 12/30/30 #		2,225,000	2,214,398
Entergy Arkansas 4.20% 4/1/49		2,415,000	2,825,412
Entergy Louisiana 4.95% 1/15/45		685,000	754,181
Entergy Mississippi 3.85% 6/1/49		4,250,000	4,667,445

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Texas 3.55% 9/30/49	2,030,000	$2,095,140
Evergy Kansas Central 3.45% 4/15/50	3,100,000	3,259,908
FirstEnergy Transmission 144A 4.55% 4/1/49 #	2,475,000	2,764,078
Investment Energy Resources 144A 6.25%
4/26/29 #	1,815,000	1,939,327
Israel Electric 144A 5.00% 11/12/24 #	1,625,000	1,828,296
Kallpa Generacion 144A 4.125% 8/16/27 #	2,566,000	2,641,030
Louisville Gas and Electric 4.25% 4/1/49	7,745,000	9,065,162
Majapahit Holding 144A 7.875% 6/29/37 #	760,000	1,065,448
Mong Duong Finance Holdings 144A 5.125%
5/7/29 #	2,430,000	2,454,701
Oryx Funding 144A 5.80% 2/3/31 #	1,750,000	1,857,599
Pacific Gas and Electric
2.10% 8/1/27	1,315,000	1,283,798
2.50% 2/1/31	1,940,000	1,828,744
3.25% 6/1/31	1,105,000	1,094,047
3.30% 8/1/40	3,236,000	2,886,165
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	1,600,000	1,683,056
144A 4.125% 5/15/27 #	795,000	854,140
144A 5.25% 5/15/47 #	870,000	970,050
PG&E 5.25% 7/1/30	6,245,000	6,674,344
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,820,000	1,975,300
Southern California Edison
3.65% 2/1/50	4,450,000	4,467,569
4.00% 4/1/47	1,615,000	1,685,399
4.875% 3/1/49	7,070,000	8,395,590
Trans-Allegheny Interstate Line 144A 3.85%
6/1/25 #	595,000	642,334
UEP Penonome II 144A 6.50% 10/1/38 #	1,434,586	1,440,884
		109,697,156
Energy – 5.23%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,489,082
BP Capital Markets 4.875% 3/22/30 µ, ψ	7,115,000	7,655,740
Chevron USA 3.90% 11/15/24	3,765,000	4,162,150
CNX Resources 144A 6.00% 1/15/29 #	7,325,000	7,836,322
Crestwood Midstream Partners 144A 6.00%
2/1/29 #	4,611,000	4,772,938
Ecopetrol
5.375% 6/26/26	935,000	1,050,426
6.875% 4/29/30	1,670,000	2,026,962

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energean Israel Finance 144A 4.875% 3/30/26 #	1,065,000	$1,101,545
Energy Transfer
5.25% 4/15/29	3,220,000	3,695,543
6.25% 4/15/49	10,930,000	13,142,248
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,590,000	1,552,807
Enterprise Products Operating 3.20% 2/15/52	14,125,000	13,039,336
Equate Petrochemical 144A 2.625% 4/28/28 #	1,015,000	1,019,441
Equinor 1.75% 1/22/26	1,715,000	1,767,039
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,970,000	1,931,542
Gazprom PJSC via Gaz Finance 144A 3.25%
2/25/30 #	1,410,000	1,396,932
Geopark 144A 5.50% 1/17/27 #, *	2,070,000	2,131,821
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	2,022,410
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	840,000	900,900
144A 4.875% 1/14/48 #	1,260,000	1,281,344
KazMunayGas National JSC 144A 6.375%
10/24/48 #	679,000	874,951
KazTransGas JSC 144A 4.375% 9/26/27 #	3,016,000	3,368,495
Kinder Morgan 3.60% 2/15/51	3,185,000	3,058,872
Lukoil Securities 144A 3.875% 5/6/30 #	1,710,000	1,799,005
Marathon Oil 4.40% 7/15/27	20,370,000	22,742,201
MPLX
1.75% 3/1/26	1,830,000	1,842,322
4.125% 3/1/27	5,760,000	6,417,276
Murphy Oil 5.875% 12/1/27	6,840,000	6,882,887
NuStar Logistics
5.625% 4/28/27	665,000	701,159
6.375% 10/1/30	6,083,000	6,706,507
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	730,733
ONEOK 7.50% 9/1/23	7,805,000	8,881,519
PDC Energy 5.75% 5/15/26	3,250,000	3,383,022
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	700,527
Petrobras Global Finance 6.75% 6/3/50	960,000	1,051,882
Petroleos Mexicanos
5.95% 1/28/31	5,370,000	5,191,984
6.49% 1/23/27	430,000	455,263
6.75% 9/21/47	924,000	818,165
Petronas Capital
144A 2.48% 1/28/32 #	800,000	790,325
144A 3.50% 4/21/30 #	600,000	648,279

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,810,000	$1,867,767
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,583,955
5.75% 5/15/24	8,662,000	9,783,670
Saudi Arabian Oil
144A 3.50% 11/24/70 #	1,340,000	1,226,535
144A 4.25% 4/16/39 #	2,142,000	2,340,092
SEPLAT Petroleum Development 144A 7.75%
4/1/26 #	1,485,000	1,525,838
Southwestern Energy 7.75% 10/1/27 *	5,780,000	6,220,523
Targa Resources Partners 5.375% 2/1/27	2,712,000	2,821,795
Tengizchevroil Finance Co. International 144A
2.625% 8/15/25 #	1,275,000	1,303,866
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	12,280,000	12,478,344
Transportadora de Gas del Sur 144A 6.75%
5/2/25 #	1,350,000	1,172,840
Tullow Oil 144A 7.00% 3/1/25 #	970,000	847,538
YPF 144A 6.95% 7/21/27 #	2,570,000	1,587,412
		200,782,077
Finance Companies – 0.90%
AerCap Ireland Capital DAC
1.75% 1/30/26 *	1,555,000	1,525,675
3.65% 7/21/27	7,528,000	8,005,354
4.50% 9/15/23	1,235,000	1,330,496
4.625% 10/15/27	2,015,000	2,246,603
6.50% 7/15/25	3,450,000	4,061,948
Air Lease
2.875% 1/15/26 *	5,445,000	5,674,382
3.00% 2/1/30 *	7,405,000	7,406,929
3.375% 7/1/25	1,780,000	1,908,471
BOC Aviation USA 144A 1.625% 4/29/24 #	1,100,000	1,105,264
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	1,390,000	1,447,240
		34,712,362
Insurance – 0.52%
AIA Group 144A 3.375% 4/7/30 #	1,120,000	1,212,433
Brighthouse Financial 5.625% 5/15/30	2,220,000	2,655,711
Centene
3.375% 2/15/30	2,725,000	2,738,639
144A 5.375% 8/15/26 #	2,535,000	2,662,384
GTCR AP Finance 144A 8.00% 5/15/27 #	1,100,000	1,174,250

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
MetLife
3.85% 9/15/25 µ, ψ		4,095,000	$4,320,225
6.40% 12/15/66		40,000	50,790
Prudential Financial 3.70% 3/13/51		4,795,000	5,187,976
			20,002,408
Natural Gas – 0.08%
Sempra Energy 4.875% 10/15/25 µ, ψ		2,785,000	3,053,585
			3,053,585
Real Estate – 0.13%
Goodman HK Finance 4.375% 6/19/24		1,418,000	1,542,805
Kaisa Group Holdings 9.375% 6/30/24		1,645,000	1,636,775
Trust Fibra Uno 144A 5.25% 1/30/26 #, *		1,480,000	1,669,818
			4,849,398
Technology – 1.04%
Equinix 5.375% 5/15/27		1,680,000	1,805,401
Global Payments
2.65% 2/15/25		5,301,000	5,596,616
2.90% 5/15/30		1,584,000	1,626,040
3.20% 8/15/29		3,445,000	3,634,838
Iron Mountain 144A 5.25% 7/15/30 #		1,382,000	1,437,349
NXP
144A 2.70% 5/1/25 #		485,000	512,953
144A 4.30% 6/18/29 #		800,000	907,099
144A 4.875% 3/1/24 #		9,620,000	10,680,246
144A 5.55% 12/1/28 #		1,185,000	1,440,639
Oracle
2.875% 3/25/31		3,585,000	3,647,679
3.65% 3/25/41		3,345,000	3,422,783
SK Hynix 144A 2.375% 1/19/31 #		3,360,000	3,231,508
Tencent Holdings
144A 2.88% 4/22/31 #		980,000	994,268
144A 3.68% 4/22/41 #		1,055,000	1,073,173
			40,010,592
Transportation – 1.86%
Abertis Infraestructuras Finance 3.248%
11/24/25 µ, ψ	EUR	4,000,000	4,943,268
Aeropuertos Argentina 2000 PIK 144A 9.375%
2/1/27 #, >>		2,122,161	1,725,646
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		1,985,000	1,104,176

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
ASG Finance Designated Activity 144A 7.875%
12/3/24 #	1,926,000	$1,868,220
Azul Investments 144A 5.875% 10/26/24 #, *	2,050,000	1,953,004
DAE Funding 144A 3.375% 3/20/28 #	6,160,000	6,164,540
Delta Air Lines
144A 7.00% 5/1/25 #	15,420,000	17,940,223
7.375% 1/15/26	4,557,000	5,356,191
International Container Terminal Services 4.75%
6/17/30	1,970,000	2,188,222
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,695,000	1,748,833
Mileage Plus Holdings 144A 6.50% 6/20/27 #	8,415,000	9,245,981
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	1,775,000	1,266,906
Southwest Airlines
5.125% 6/15/27	6,282,000	7,353,243
5.25% 5/4/25	4,435,000	5,082,235
Union Pacific 3.25% 2/5/50	2,160,000	2,153,384
United Airlines
144A 4.375% 4/15/26 #	545,000	566,239
144A 4.625% 4/15/29 #	715,000	743,922
		71,404,233
Utilities – 0.16%
Clean Renewable Power Mauritius 144A 4.25%
3/25/27 #	2,155,000	2,172,240
Essential Utilities
2.704% 4/15/30	2,055,000	2,096,320
3.351% 4/15/50	1,985,000	1,967,509
		6,236,069
Total Corporate Bonds (cost $1,349,590,036)		1,409,177,444

Municipal Bonds – 0.03%
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	183,457
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	967,055
Total Municipal Bonds (cost $1,037,031)		1,150,512

Non-Agency Asset-Backed Securities – 2.03%
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.134% 11/25/36 ●	3,535,603	3,637,357

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	1,812	$1,746
DataBank Issuer
Series 2021-1A A2 144A 2.06% 2/27/51 #	4,275,000	4,272,867
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	20,500,000	20,704,590
Ford Credit Auto Lease Trust
Series 2021-A B 0.47% 5/15/24	3,500,000	3,492,357
Ford Credit Auto Owner Trust
Series 2020-A A2 1.03% 10/15/22	1,349,596	1,351,833
Series 2021-A B 0.70% 10/15/26	680,000	676,810
GM Financial Leasing Trust
Series 2021-1 B 0.54% 2/20/25	1,020,000	1,018,120
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	8,130,150	8,051,125
Mercedes-Benz Auto Lease Trust
Series 2020-A A2 1.82% 3/15/22	435,109	435,781
Mercedes-Benz Master Owner Trust
Series 2019-BA A 144A 2.61% 5/15/24 #	2,325,000	2,380,296
PFS Financing
Series 2021-A A 144A 0.71% 4/15/26 #	4,750,000	4,737,994
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,743,125	2,745,237
Tesla Auto Lease Trust
Series 2021-A A2 144A 0.36% 3/20/25 #	2,000,000	2,001,882
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, ●	197,572	197,847
Series 2015-6 A1B 144A 2.75% 4/25/55 #, ●	551,438	554,836
Series 2016-1 A1B 144A 2.75% 2/25/55 #, ●	221,054	221,771
Series 2016-2 A1 144A 3.00% 8/25/55 #, ●	449,477	454,893
Series 2016-3 A1 144A 2.25% 4/25/56 #, ●	440,056	443,088
Series 2017-1 A1 144A 2.75% 10/25/56 #, ●	580,776	590,631
Series 2017-2 A1 144A 2.75% 4/25/57 #, ●	306,945	311,399
Series 2017-4 M1 144A 3.25% 6/25/57 #, ●	2,705,000	2,862,720
Series 2018-1 A1 144A 3.00% 1/25/58 #, ●	1,066,401	1,099,581
Trafigura Securitisation Finance
Series 2018-1A A1 144A 0.845% (LIBOR01M +
0.73%) 3/15/22 #, ●	5,810,000	5,808,751
UNIFY Auto Receivables Trust
Series 2021-1A A3 144A 0.51% 6/16/25 #	4,400,000	4,400,617
Volkswagen Auto Lease Trust
Series 2020-A A4 Series 2020-A A4 0.45%
7/21/25	1,000,000	1,000,660

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,455,338	$4,565,028
Total Non-Agency Asset-Backed Securities (cost $76,924,096)		78,019,817

Non-Agency Collateralized Mortgage Obligations – 1.76%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.77% 1/25/45 #, ●	1,491,539	1,526,449
Series 2015-1 B2 144A 3.77% 1/25/45 #, ●	843,371	861,541
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	185,207	184,549
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.506% (LIBOR01M +
2.40%) 4/25/31 #, ●	1,280,056	1,287,953
Series 2019-R01 2M2 144A 2.556% (LIBOR01M +
2.45%) 7/25/31 #, ●	1,208,993	1,215,823
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	599,418	610,883
Flagstar Mortgage Trust
Series 2021-2 A6 144A 2.50% 4/25/51 #, =, ●	3,500,000	3,599,531
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, =, ●	7,100,000	7,297,380
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	1,178,968	1,212,130
Series 2014-2 B1 144A 3.414% 6/25/29 #, ●	929,256	959,729
Series 2014-2 B2 144A 3.414% 6/25/29 #, ●	346,223	356,120
Series 2015-1 B2 144A 2.112% 12/25/44 #, ●	2,369,726	2,421,543
Series 2015-4 B1 144A 3.601% 6/25/45 #, ●	1,957,941	2,037,044
Series 2015-4 B2 144A 3.601% 6/25/45 #, ●	1,405,590	1,454,288
Series 2015-5 B2 144A 2.472% 5/25/45 #, ●	2,453,472	2,517,192
Series 2015-6 B1 144A 3.54% 10/25/45 #, ●	1,362,044	1,413,193
Series 2015-6 B2 144A 3.54% 10/25/45 #, ●	1,318,689	1,361,768
Series 2016-4 B1 144A 3.841% 10/25/46 #, ●	971,645	1,020,310
Series 2016-4 B2 144A 3.841% 10/25/46 #, ●	1,784,516	1,860,391
Series 2017-1 B3 144A 3.507% 1/25/47 #, ●	3,162,996	3,241,880
Series 2017-2 A3 144A 3.50% 5/25/47 #, ●	489,251	497,797
Series 2020-2 A3 144A 3.50% 7/25/50 #, ●	629,401	644,398
Series 2020-5 A3 144A 3.00% 12/25/50 #, ●	6,304,934	6,417,736
Series 2020-7 A3 144A 3.00% 1/25/51 #, ●	2,353,234	2,393,704
Series 2021-1 A3 144A 2.50% 6/25/51 #, ●	2,766,626	2,824,662
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, ●	4,796,940	4,921,550
Series 2021-1 A2 144A 2.50% 3/25/51 #, ●	2,220,066	2,274,962

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, ●	986,407	$1,032,947
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, ●	2,332,404	2,378,299
Sequoia Mortgage Trust
Series 2013-4 B2 3.479% 4/25/43 ●	748,918	769,321
Series 2013-12 B3 144A 4.117% 12/25/43 #, ●	2,040,936	2,085,031
Series 2015-1 B2 144A 3.891% 1/25/45 #, ●	1,166,078	1,197,855
Series 2020-4 A2 144A 2.50% 11/25/50 #, ●	2,157,930	2,208,592
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	15,839	15,771
Series 2006-AR5 2A1 2.633% 4/25/36 ●	329,034	325,564
Series 2020-1 A1 144A 3.00% 12/25/49 #, ●	1,264,756	1,283,496
Total Non-Agency Collateralized Mortgage Obligations (cost $66,630,191)		67,711,382

Non-Agency Commercial Mortgage-Backed Securities – 9.12%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	32,517
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	7,137,719
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	3,031,734
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	5,044,103
Series 2019-BN20 A3 3.011% 9/15/62	6,550,000	6,981,185
Series 2019-BN21 A5 2.851% 10/17/52	8,000,000	8,428,968
Series 2019-BN23 A3 2.92% 12/15/52	2,710,000	2,870,805
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	7,815,000	8,681,445
Series 2020-B17 A5 2.289% 3/15/53	4,882,000	4,932,735
Series 2020-B20 A5 2.034% 10/15/53	16,000,000	15,821,781
Series 2020-B21 A5 1.978% 12/17/53	1,800,000	1,762,728
Series 2020-B22 A5 1.973% 1/15/54	3,400,000	3,325,490
Series 2021-B24 A5 2.584% 3/15/54	14,570,000	14,995,416
Series 2021-B25 A5 2.577% 4/15/54	11,000,000	11,295,351
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	9,018,056
Series 2019-CF2 A5 2.874% 11/15/52	5,500,000	5,791,954
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,178,523
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,769,221
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	2,058,006
Series 2019-CD8 A4 2.912% 8/15/57	3,400,000	3,577,684

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.935% 12/15/47 #, ●	1,745,000	$1,779,783
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	10,903,798
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,845,420
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,955,866
Series 2017-C4 A4 3.471% 10/12/50	3,150,000	3,455,933
Series 2019-C7 A4 3.102% 12/15/72	11,100,000	11,923,926
Series 2020-555 A 144A 2.647% 12/10/41 #	3,500,000	3,597,804
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,720,000	6,952,745
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,625,935
Series 2014-CR19 A5 3.796% 8/10/47	3,713,800	4,039,007
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	11,167,991
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,628,579
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,273,194
Grace Trust
Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,800,000	2,797,076
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, ●	1,980,000	1,855,778
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,407,197
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,567,074
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,700,863
Series 2018-GS9 A4 3.992% 3/10/51 ●	3,375,000	3,807,133
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	8,004,369
Series 2019-GC42 A4 3.001% 9/1/52	4,425,000	4,721,550
Series 2020-GC47 A5 2.377% 5/12/53	3,000,000	3,048,867
Series 2020-GC47 B 3.57% 5/12/53 ●	2,260,000	2,415,698
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,845,269
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,349,564
JPMorgan Chase Commercial Mortgage Securities
Trust
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,423,034
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,175,346
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,268,027
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,268,388
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,540,930	1,471,119
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,524,073
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,308,086

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	$2,708,386
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	3,002,416	2,955,981
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,551,940
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,282,341
Series 2020-HR8 A4 2.041% 7/15/53	28,389,000	28,072,406
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	3,851,707	3,904,001
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #, ●	670,000	680,631
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,610,076
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,493,385
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	6,121,322
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,544,628
Series 2020-C58 A4 2.092% 7/15/53	4,100,000	4,047,140
Total Non-Agency Commercial Mortgage-Backed Securities (cost $343,253,212)		349,816,150

Loan Agreements – 4.92%
Acrisure Tranche B 3.702% (LIBOR03M + 3.50%)
2/15/27 ●	1,259,278	1,242,356
Advantage Sales & Marketing 1st Lien 6.00%
(LIBOR02M + 5.25%) 10/28/27 ●	1,873,740	1,882,817
American Airlines Tranche B 2.115% (LIBOR01M +
2.00%) 12/14/23 ●	889,244	859,788
Applied Systems 1st Lien 3.504% (LIBOR03M +
3.00%) 9/19/24 ●	2,187,321	2,216,714
Applied Systems 2nd Lien 6.25% (LIBOR03M +
5.50%) 9/19/25 ●	5,687,900	5,764,334
Aramark Services Tranche B-3 1.863% (LIBOR01M
+ 1.75%) 3/11/25 ●	1,744,079	1,725,703
Aramark Services Tranche B-5 2.613% (LIBOR01M
+ 2.50%) 4/1/28 ●	520,000	519,106
Array Technologies 3.75% (LIBOR01M + 3.25%)
10/14/27 ●	2,236,000	2,236,000
Aruba Investments Holdings 1st Lien 4.75%
(LIBOR03M + 4.00%) 11/24/27 ●	950,000	951,188
Aruba Investments Holdings 2nd Lien 8.50%
(LIBOR03M + 7.75%) 11/24/28 ●	950,000	960,291
AssuredPartners 3.613% (LIBOR01M + 3.50%)
2/12/27 ●	972,083	964,272

	Principal amount°	Value (US $)
Loan Agreements (continued)
Avantor Tranche B-4 3.25% (LIBOR01M + 2.25%)
11/8/27 ●	2,219,437	$2,223,876
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M +
8.75%) 7/31/26 ●	360,000	349,200
Bausch Health 3.113% (LIBOR01M + 3.00%)
6/2/25 ●	1,004,991	1,004,711
Berry Global Tranche Z 1.861% (LIBOR01M +
1.75%) 7/1/26 ●	2,122,281	2,107,139
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/15/21 ●	2,809,062	2,799,699
Boxer Parent 3.863% (LIBOR01M + 3.75%)
10/2/25 ●	1,599,054	1,592,875
BW Gas & Convenience Holdings Tranche B 4.00%
(LIBOR01M + 3.50%) 3/17/28 ●	2,855,000	2,855,000
BWay Holding 3.443% (LIBOR03M + 3.25%)
4/3/24 ●	1,047,441	1,013,563
Caesars Resort CollectionTranche B-1 4.613%
(LIBOR01M + 4.50%) 7/21/25 ●	777,150	780,259
Calpine
2.12% (LIBOR01M + 2.00%) 4/5/26 ●	894,075	883,272
2.62% (LIBOR01M + 2.50%) 12/16/27 ●	638,863	636,334
Camelot US Acquisition l 4.00% (LIBOR01M +
3.00%) 10/30/26 ●	1,760,588	1,764,549
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 ●	1,339,875	1,382,584
Change Healthcare Holdings 3.50% (LIBOR03M +
2.50%) 3/1/24 ●	1,052,785	1,052,894
Charter Communications Operating Tranche
B2 1.87% (LIBOR01M + 1.75%) 2/1/27 ●	1,887,880	1,881,194
Chemours Tranche B-2 1.87% (LIBOR01M +
1.75%) 4/3/25 ●	1,627,168	1,594,625
CityCenter Holdings 3.00% (LIBOR01M + 2.25%)
4/18/24 ●	2,400,531	2,377,693
Connect US Finco 4.50% (LIBOR01M + 3.50%)
12/11/26 ●	1,928,520	1,925,909
Core & Main 3.75% (LIBOR01M + 5.55%) 8/1/24 ●	2,524,962	2,518,650
CoreLogic TBD 4/14/28 X	1,320,000	1,315,050
CSC Holdings
2.365% (LIBOR01M + 2.25%) 7/17/25 ●	1,790,400	1,776,524
2.606% (LIBOR01M + 2.50%) 4/15/27 ●	1,355,467	1,350,627
DaVita Tranche B-1 1.863% (LIBOR01M + 1.75%)
8/12/26 ●	2,394,611	2,383,086
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M
+ 3.50%) 10/1/27 ●	1,764,813	1,763,867

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ensemble RCM 3.935% (LIBOR03M + 3.75%)
8/3/26 ●	1,053,950	$1,053,385
Epicor Software 2nd Lien 8.75% (LIBOR01M +
7.75%) 7/31/28 ●	2,000,000	2,060,624
Epicor Software Tranche C 4.00% (LIBOR01M +
3.25%) 7/30/27 ●	3,646,675	3,646,467
ESH Hospitality 2.113% (LIBOR01M + 2.00%)
9/18/26 ●	1,222,709	1,216,977
ExamWorks Group Tranche B-1 4.25% (LIBOR03M
+ 3.25%) 7/27/23 ●	1,423,243	1,424,895
Frontier Communications Tranche B 4.50%
(LIBOR01M + 3.75%) 10/8/27 ●	4,192,504	4,176,782
Gainwell Acquisition Tranche B 4.75% (LIBOR03M +
4.00%) 10/1/27 ●	3,216,937	3,222,467
Garda World Security Tranche B-2 4.36%
(LIBOR01M + 4.25%) 10/30/26 ●	575,436	576,994
Gardner Denver Tranche B-1 1.863% (LIBOR01M +
1.75%) 3/1/27 ●	2,265,561	2,238,657
Gentiva Health Services Tranche B-1 2.875%
(LIBOR01M + 2.75%) 7/2/25 ●	1,564,875	1,563,245
Global Medical Response 5.75% (LIBOR03M +
4.75%) 10/2/25 ●	3,188,853	3,198,819
Granite US Holdings Tranche B 4.202% (LIBOR03M
+ 4.00%) 9/30/26 ●	410,061	409,548
Gray Television Tranche B-2 2.365% (LIBOR01M +
2.25%) 2/7/24 ●	2,027,963	2,020,076
Grupo Aeromexico 9.00% (LIBOR03M + 8.00%)
12/31/21 =, ●	3,500,000	3,500,000
Grupo Aeromexico 13.50% (LIBOR03M + 12.5%)
8/19/22 =, ●	2,847,423	2,847,423
Hamilton Projects Acquiror 5.75% (LIBOR03M +
4.75%) 6/17/27 ●	1,700,122	1,700,830
HCA Tranche B-12 1.863% (LIBOR01M + 1.75%)
3/13/25 ●	4,664,332	4,669,071
Heartland Dental 3.613% (LIBOR01M + 3.50%)
4/30/25 ●	2,208,654	2,183,215
Hilton Worldwide Finance Tranche B-2 1.856%
(LIBOR01M + 1.75%) 6/22/26 ●	316,470	314,133
HUB International 3.176% (LIBOR03M + 3.00%)
4/25/25 ●	1,688,750	1,668,615
Informatica 3.363% (LIBOR01M + 3.25%) 2/25/27 ●	1,677,617	1,664,512
Informatica 2nd Lien 7.125% 2/25/25 ●	2,739,000	2,804,051
IQVIA Tranche B-3 1.953% (LIBOR03M + 1.75%)
6/11/25 ●	2,562,537	2,557,933

	Principal amount°	Value (US $)
Loan Agreements (continued)
JBS USA LUX 2.113% (LIBOR01M + 2.00%)
5/1/26 •	558,600	$557,669
Kenan Advantage Group Tranche B 4.50%
(LIBOR01M + 3.75%) 3/12/26 •	1,251,863	1,248,993
Medrisk Tranche B 1st Lien TBD 4/3/28 X	1,345,000	1,339,116
Michaels Tranche B 5.00% (LIBOR03M + 4.25%)
4/15/28 •	2,060,000	2,052,018
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%)
6/21/27 •	2,100,000	2,243,720
Numericable US Tranche B-11 2.936% (LIBOR03M
+ 2.75%) 7/31/25 •	1,494,925	1,468,390
Numericable US Tranche B-13 4.198% (LIBOR03M
+ 4.00%) 8/14/26 •	614,250	613,722
ON Semiconductor Tranche B-4 2.113%
(LIBOR01M + 2.00%) 9/19/26 •	2,834,643	2,832,389
Organon & Co. Tranche B TBD 4/8/28 X	5,975,000	5,965,930
Penn National Gaming Tranche B-1 3.00%
(LIBOR01M + 2.25%) 10/15/25 •	2,189,043	2,181,581
Peraton TBD 2/1/28 X	1,836,486	1,837,825
Peraton Tranche B 1st Lien 4.50% (LIBOR01M +
3.75%) 2/1/28 •	1,043,514	1,044,274
PG&E Tranche B 3.50% (LIBOR03M + 3.00%)
6/23/25 •	2,571,183	2,565,557
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	547,816	548,586
PQ Tranche B 2.436% (LIBOR03M + 2.25%)
2/8/27 •	1,341,996	1,335,765
Prestige Brands Tranche B-4 2.109% (LIBOR01M +
2.00%) 1/26/24 •	1,225,256	1,228,606
Pretium PKG Holdings 1st Lien 4.75% (LIBOR06M +
4.00%) 11/5/27 •	1,576,050	1,580,482
Prime Security Services Borrower Tranche B-1
3.50% (LIBOR01M + 2.75%) 9/23/26 •	1,229,050	1,228,436
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%)
4/24/28 •	2,720,000	2,711,312
Reynolds Group Holdings Tranche B-2 3.363%
(LIBOR01M + 3.25%) 2/5/26 •	1,296,750	1,287,159
Russell Investments US Institutional Holdco 4.50%
(LIBOR03M + 3.50%) 5/30/25 •	300,468	297,838
Ryan Specialty Group Tranche B-1 3.75%
(LIBOR01M + 3.00%) 9/1/27 •	1,616,875	1,617,886
Scientific Games International Tranche B-5 2.863%
(LIBOR01M + 2.75%) 8/14/24 •	1,257,703	1,241,052
Sinclair Television Group Tranche B-3 3.12%
(LIBOR01M + 3.00%) 4/1/28 •	1,170,234	1,161,457

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Solenis International 1st Lien 4.19% (LIBOR03M +
4.00%) 6/26/25 •	1,681,548	$1,679,866
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%)
1/15/25 •	2,129,662	2,149,628
SS&C Technologies Tranche B-3 1.863%
(LIBOR01M + 1.75%) 4/16/25 •	1,029,025	1,017,805
SS&C Technologies Tranche B-4 1.863%
(LIBOR01M + 1.75%) 4/16/25 •	763,155	754,951
Stars Group Holdings 3.702% (LIBOR03M + 3.50%)
7/10/25 •	601,124	603,604
Syncsort Tranche B 1st Lien TBD 3/20/28 X	3,635,000	3,628,940
Tecta America 1st Lien 5.00% (LIBOR03M + 4.25%)
4/10/28 •	784,157	781,707
Tecta America 2nd Lien 9.25% (LIBOR03M +
8.50%) 4/6/29 •	1,045,000	1,039,775
Telenet Financing Tranche AR 2.115% (LIBOR01M
+ 2.00%) 4/30/28 •	2,530,000	2,499,562
Terrier Media Buyer Tranche B 3.613% (LIBOR01M
+ 3.50%) 12/17/26 •	1,276,870	1,269,687
Titan Acquisition 3.267% (LIBOR03M + 3.00%)
3/28/25 •	230,496	225,934
Transdigm Tranche F 2.363% (LIBOR01M + 2.25%)
12/9/25 •	1,758,466	1,738,982
TricorBraun
3.75% (LIBOR06M + 3.25%) 3/3/28 •	1,085,777	1,077,181
3.75% (LIBOR06M + 3.25%) 3/3/28 •	8,141	8,077
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	6,439,132	6,454,657
Ultimate Software Group 1st Lien 3.863%
(LIBOR01M + 3.75%) 5/4/26 •	5,667,469	5,677,653
United Rentals (North America) 1.863% (LIBOR01M
+ 1.75%) 10/31/25 •	219,375	220,398
USI 3.453% (LIBOR03M + 3.25%) 12/2/26 •	503,487	499,501
USI Tranche B 3.203% (LIBOR03M + 3.00%)
5/16/24 •	1,078,831	1,068,717
USIC Holdings Tranche B 4.00% (LIBOR01M +
3.00%) 12/8/23 •	412,541	412,283
Vertical Midco Tranche B 4.478% (LIBOR03M +
4.25%) 7/30/27 •	1,810,211	1,815,755
Vistra Operations 1.864% (LIBOR01M + 1.75%)
12/31/25 •	2,744,393	2,725,182
Whole Earth Brands 5.50% (LIBOR03M + 4.50%)
2/2/28 •	1,053,307	1,048,040
Zekelman Industries 2.11% (LIBOR01M + 2.00%)
1/24/27 •	773,707	766,937

		Principal amount°	Value (US $)
Loan Agreements (continued)
Total Loan Agreements (cost $187,096,457)			188,729,053

Sovereign BondsΔ – 2.38%
Albania – 0.01%
Albania Government International Bond 144A 3.50%
6/16/27 #	EUR	400,000	$513,562
			513,562
Angola – 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	445,990
8.25% 5/9/28		499,000	513,970
			959,960
Argentina – 0.02%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~		1,723,690	627,423
0.125% 7/9/35 ~		703,250	222,937
1.00% 7/9/29		164,404	62,640
			913,000
Armenia – 0.01%
Republic of Armenia International Bond 144A 3.60%
2/2/31 #		400,000	368,140
			368,140
Azerbaijan – 0.02%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		753,000	761,613
			761,613
Bahrain – 0.02%
Bahrain Government International Bond 144A
7.375% 5/14/30 #		800,000	906,675
			906,675
Bermuda – 0.02%
Bermuda Government International Bond 144A
2.375% 8/20/30 #		800,000	794,000
			794,000
Brazil – 0.02%
Brazilian Government International Bond 4.75%
1/14/50		872,000	820,552
			820,552

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Chile – 0.12%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	2,970,000,000	$3,890,369
Chile Government International Bond 3.50%
1/25/50		700,000	726,740
			4,617,109
Colombia – 0.08%
Colombia Government International Bonds
3.25% 4/22/32		900,000	883,953
4.00% 2/26/24 *		1,296,000	1,383,577
5.00% 6/15/45		728,000	777,453
			3,044,983
Costa Rica – 0.01%
Costa Rica Government International Bond 144A
7.158% 3/12/45 #		200,000	207,500
			207,500
Dominican Republic – 0.10%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		867,000	901,680
144A 4.875% 9/23/32 #		500,000	524,500
144A 5.30% 1/21/41 #		500,000	509,500
144A 6.00% 7/19/28 #		1,607,000	1,835,998
			3,771,678
Ecuador – 0.03%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~		358,533	301,168
144A 0.50% 7/31/35 #, ~		939,584	643,624
144A 0.50% 7/31/40 #, ~		430,619	258,376
144A 6.61% 7/31/30 #, ^		101,489	55,819
			1,258,987
Egypt – 0.10%
Egypt Government International Bonds
144A 3.875% 2/16/26 #		400,000	390,948
144A 5.75% 5/29/24 #		1,030,000	1,091,019
7.903% 2/21/48		846,000	834,199
144A 8.70% 3/1/49 #		1,280,000	1,337,660
			3,653,826

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
El Salvador – 0.02%
El Salvador Government International Bond 144A
7.125% 1/20/50 #		862,000	$827,520
			827,520
Gabon – 0.01%
Gabon Government International Bond 144A
6.625% 2/6/31 #		435,000	438,834
			438,834
Georgia – 0.01%
Georgia Government International Bond 144A
2.75% 4/22/26 #		400,000	402,100
			402,100
Ghana – 0.02%
Ghana Government International Bond 144A
7.875% 3/26/27 #		753,000	787,015
			787,015
Guatemala – 0.02%
Guatemala Government Bond 144A 4.875%
2/13/28 #		594,000	666,622
			666,622
Honduras – 0.02%
Honduras Government International Bond 144A
5.625% 6/24/30 #		700,000	738,500
			738,500
Indonesia – 0.22%
Indonesia Government International Bonds
2.95% 1/11/23		500,000	519,147
144A 4.625% 4/15/43 #		387,000	436,751
Indonesia Treasury Bond 6.125% 5/15/28	IDR	107,038,000,000	7,376,767
			8,332,665
Israel – 0.01%
Israel Government International Bond 2.75% 7/3/30		340,000	358,705
			358,705
Ivory Coast – 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	241,937
144A 6.125% 6/15/33 #		1,461,000	1,552,773
			1,794,710

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Jordan – 0.01%
Jordan Government International Bond 144A 5.75%
1/31/27 #		380,000	$404,491
			404,491
Kenya – 0.02%
Kenya Government International Bond 144A 8.00%
5/22/32 #		615,000	675,548
			675,548
Lebanon – 0.01%
Lebanon Government International Bond 6.25%
5/27/22 ‡		2,062,000	264,967
			264,967
Malaysia – 0.29%
Malaysia Government Bond 3.955% 9/15/25	MYR	43,571,000	11,227,512
			11,227,512
Mexico – 0.14%
Mexican Bonos 8.50% 5/31/29	MXN	65,800,000	3,622,706
Mexico Government International Bonds
4.50% 4/22/29		859,000	966,113
4.60% 2/10/48		595,000	615,423
			5,204,242
Mongolia – 0.06%
Development Bank of Mongolia 144A 7.25%
10/23/23 #		1,080,000	1,164,756
Mongolia Government International Bond 144A
5.625% 5/1/23 #		1,226,000	1,293,426
			2,458,182
Morocco – 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	362,803
144A 2.375% 12/15/27 #		400,000	389,920
			752,723
Nigeria – 0.03%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		1,103,000	1,191,670
			1,191,670

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
North Macedonia – 0.01%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	300,000	$393,815
			393,815
Oman – 0.03%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	889,222
144A 7.00% 1/25/51 #		200,000	204,811
			1,094,033
Pakistan – 0.01%
Pakistan Government International Bond 144A
7.375% 4/8/31 #		250,000	263,125
			263,125
Panama – 0.03%
Panama Government International Bonds
144A 3.75% 4/17/26 #		710,000	765,710
4.50% 5/15/47		365,000	406,181
			1,171,891
Paraguay – 0.05%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		400,000	383,000
144A 4.95% 4/28/31 #, *		500,000	564,255
144A 5.40% 3/30/50 #		727,000	822,608
			1,769,863
Peru – 0.03%
Peruvian Government International Bond 2.844%
6/20/30		1,042,000	1,057,995
			1,057,995
Philippines – 0.02%
Philippine Government International Bond 2.457%
5/5/30		700,000	721,437
			721,437
Qatar – 0.11%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		200,000	217,988
144A 4.00% 3/14/29 #		1,905,000	2,167,890
144A 4.40% 4/16/50 #		1,569,000	1,828,972
			4,214,850

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Romania – 0.02%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	318,000	$375,615
144A 3.375% 1/28/50 #	EUR	359,000	452,226
			827,841
Russia – 0.07%
Russian Foreign Bonds - Eurobonds
144A 4.25% 6/23/27 #		1,600,000	1,774,808
144A 5.25% 6/23/47 #		600,000	739,500
			2,514,308
Saudi Arabia – 0.05%
Saudi Government International Bonds
144A 2.90% 10/22/25 #		694,000	738,179
144A 3.625% 3/4/28 #		1,170,000	1,283,565
			2,021,744
Senegal – 0.01%
Senegal Government International Bond 144A
6.75% 3/13/48 #		563,000	567,527
			567,527
Serbia – 0.02%
Serbia International Bonds
144A 2.125% 12/1/30 #		290,000	267,658
144A 3.125% 5/15/27 #	EUR	400,000	529,995
			797,653
South Africa – 0.02%
Republic of South Africa Government International
Bonds
4.875% 4/14/26		331,000	353,553
5.75% 9/30/49		595,000	574,933
			928,486
Sri Lanka – 0.03%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	763,455
144A 7.55% 3/28/30 #		310,000	205,003
			968,458
Trinidad and Tobago – 0.01%
Trinidad & Tobago Government International Bond
144A 4.50% 6/26/30 #		350,000	367,343
			367,343

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Turkey – 0.05%
Turkey Government International Bonds
6.35% 8/10/24		300,000	$309,793
7.625% 4/26/29		1,600,000	1,705,520
			2,015,313
Ukraine – 0.06%
Ukraine Government International Bond 144A
7.75% 9/1/26 #		2,192,000	2,367,733
			2,367,733
Uruguay – 0.18%
Uruguay Government International Bonds
4.375% 1/23/31		2,271,000	2,646,771
5.10% 6/18/50		329,000	413,874
8.50% 3/15/28	UYU	160,200,000	3,812,460
			6,873,105
Uzbekistan – 0.03%
Republic of Uzbekistan Bond 144A 5.375%
2/20/29 #		1,126,000	1,261,784
			1,261,784
Total Sovereign Bonds (cost $90,657,119)			91,315,895

Supranational Banks – 0.06%
Banco Latinoamericano de Comercio Exterior
144A 2.375% 9/14/25 #		500,000	513,645
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		870,000	929,665
144A 5.00% 7/27/27 #		723,000	800,766
Total Supranational Banks (cost $2,076,665)			2,244,076

US Treasury Obligations – 15.63%
US Treasury Bonds
1.875% 2/15/51		26,700,000	24,292,829
2.25% 8/15/46		20,390,000	20,256,191
4.375% 2/15/38		62,040,000	83,245,080
US Treasury Inflation Indexed Note
0.125% 7/15/30		65,006,847	71,512,355
US Treasury Notes
0.375% 4/15/24		127,175,000	127,338,941
0.75% 4/30/26		131,865,000	131,252,039
0.75% 1/31/28		4,515,000	4,364,030

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.25% 3/31/28	82,675,000	$82,442,476
1.375% 11/15/40	31,605,000	27,545,733
US Treasury Strip Principal
2.26% 5/15/44 ^	47,005,000	27,621,957
Total US Treasury Obligations (cost $604,747,179)		599,871,631

	Number of shares
Common Stock – 0.00%
Communications – 0.00%
Century Communications =, †	7,875,000	0
Total Common Stock (cost $238,403)		0

Short-Term Investments – 6.61%
Money Market Mutual Funds – 6.61%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	63,393,476	63,393,476
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	63,393,476	63,393,476
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.03%)	63,393,476	63,393,476
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	63,393,476	63,393,476
Total Short-Term Investments (cost $253,573,904)		253,573,904
Total Value of Securities Before Securities Lending Collateral–103.14%
(cost $3,881,747,552)		3,957,415,715

	Principal amount°
Securities Lending Collateral** – 1.05%
Certificates of Deposit – 0.10%
Canadian Imperial Bank of Commerce (Toronto)
0.02% 05/03/21	1,809,000	1,809,000
National Australia Bank (London) 0.05% 05/04/21	1,809,000	1,809,000
		3,618,000
Repurchase Agreements – 0.95%
Bank of Montreal 0.00%, dated 4/30/21, to be
repurchased on 5/3/21, repurchase price
$9,358,772 (collateralized by US government
obligations 0.125%-2.50%
1/31/22-1/15/26; market value $9,545,948)	9,358,772	9,358,772

	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
BofA Securities 0.00%, dated 4/30/21, to be
repurchased on 5/3/21, repurchase price
$9,358,772 (collateralized by US government
obligations 1.50% 11/30/24; market value
$9,545,957)	9,358,772	$9,358,772
Credit Agricole 0.005%, dated 4/30/21, to be
repurchased on 5/3/21, repurchase price
$8,514,483 (collateralized by US government
obligations 0.125% 2/28/23; market value
$8,684,780)	8,514,479	8,514,479
JP Morgan Securities 0.005%, dated 4/30/21, to be
repurchased on 5/3/21, repurchase price
$9,358,776 (collateralized by US government
obligations 0.00%-2.125%
8/26/21-8/15/25; market value $9,545,951)	9,358,772	9,358,772
		36,590,795
Total Securities Lending Collateral** (cost $40,208,795)		40,208,795
Total Value of Securities–104.19%
(cost $3,921,956,347)		$3,997,624,510■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2021.
Δ	Securities have been classified by country of origin.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
*	Fully or partially on loan.
Ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $835,877,749, which represents 21.79% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Schedule of investments
Delaware Diversified Income Fund

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $38,987,068 of securities loaned.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Frontier Communications TBD 10/8/27	$467,496	$462,821	$465,743	$2,922
TricorBraun TBD 3/3/28	236,082	236,082	234,213	(1,869)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
JPMCB	EUR	(2,523,000)	USD	3,054,361	7/30/21	$15,267	$—

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
497	5 yr Notes	$61,596,938	$61,668,008	6/30/21	$—	$(71,070)	$19,413
	US Treasury
(634)	10 yr Notes	(83,707,813)	(83,618,434)	6/21/21	—	(89,379)	(29,716)
	US Treasury
	10 yr Ultra
(106)	Notes	(15,427,969)	(15,573,074)	6/21/21	145,105	—	(13,250)
	US Treasury
(158)	Ultra Bonds	(29,373,188)	(29,842,322)	6/21/21	469,134	—	(49,375)
Total Futures Contracts			$(67,365,822)		$614,239	$(160,449)	$(72,928)

Swap Contracts

CDS Contracts[2]

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s Ratings:
JPMCB Mexico
10.375%
9/20/22 Baa2
6/22/26-
Quarterly	(16,242)	1.000%	$(16,242)	$42,913	$(59,155)	$—
JPMCB Republic
of Colombia
10.375%
12/31/24 Baa2
6/22/26-
Quarterly	72,176	1.000%	72,176	96,114	(23,938)	—
			55,934	139,027	(83,093)	—

Schedule of investments
Delaware Diversified Income Fund

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
[2]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(8,480).

Summary of abbreviations:

BB – Barclays Bank
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind

Summary of abbreviations: (continued)

PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
yr – Year

Summary of currencies:

CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MXN – Mexican Peso
MYR – Malaysia Ringgit
USD – US Dollar
UYU – Uruguay Peso

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2021 (Unaudited)

Assets:
Investments, at value*,†	$3,957,415,715
Short-term investments held as collateral for loaned securities, at value=	40,208,795
Cash	1,826,220
Cash collateral due from broker	2,303,160
Foreign currencies, at valueΔ	203,581
Receivable for securities sold	64,483,197
Dividends and interest receivable	18,921,404
Receivable for fund shares sold	8,801,312
Upfront payments paid on over the counter credit default swap contracts	139,027
Securities lending income receivable	25,294
Unrealized appreciation on foreign currency exchange contracts	15,267
Swap payments receivable	718
Total Assets	4,094,343,690
Liabilities:
Payable for securities purchased	207,360,971
Obligation to return securities lending collateral	40,206,671
Payable for fund shares redeemed	6,549,448
Other accrued expenses	963,568
Investment management fees payable to affiliates	904,889
Distribution payable	446,413
Cash collateral due to broker	298,000
Distribution fees payable to affiliates	237,836
Other liabilities	236,083
Unrealized depreciation on over the counter credit default swap contracts	83,093
Variation margin due to broker on futures contracts	72,928
Dividend disbursing and transfer agent fees and expenses payable to affiliates	26,073
Accounting and administration expenses payable to affiliates	10,797
Trustees’ fees and expenses payable to affiliates	10,439
Legal fees payable to affiliates	6,615
Reports and statements to shareholders expenses payable to affiliates	3,979
Total Liabilities	257,417,803
Total Net Assets	$3,836,925,887

Net Assets Consist of:
Paid-in capital	$3,751,227,419
Total distributable earnings (loss)	85,698,468
Total Net Assets	$3,836,925,887

Net Asset Value

Class A:
Net assets	$753,062,869
Shares of beneficial interest outstanding, unlimited authorization, no par	81,902,319
Net asset value per share	$9.19
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.62

Class C:
Net assets	$88,808,932
Shares of beneficial interest outstanding, unlimited authorization, no par	9,661,816
Net asset value per share	$9.19

Class R:
Net assets	$23,373,993
Shares of beneficial interest outstanding, unlimited authorization, no par	2,543,648
Net asset value per share	$9.19

Institutional Class:
Net assets	$2,915,149,970
Shares of beneficial interest outstanding, unlimited authorization, no par	316,848,238
Net asset value per share	$9.20

Class R6:
Net assets	$56,530,123
Shares of beneficial interest outstanding, unlimited authorization, no par	6,144,592
Net asset value per share	$9.20
____________________
*Investments, at cost	$3,881,747,552
† Including securities on loan	38,987,068
= Short-term investments held as collateral for loaned securities, at cost	40,208,795
Δ Foreign currencies, at cost	202,109

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2021 (Unaudited)

Investment Income:
Interest	$53,774,755
Securities lending income	208,043
Dividends	26,537
54,009,335

Expenses:
Management fees	8,556,101
Distribution expenses — Class A	931,716
Distribution expenses — Class C	596,036
Distribution expenses — Class R	62,570
Dividend disbursing and transfer agent fees and expenses	1,872,538
Accounting and administration expenses	317,584
Reports and statements to shareholders expenses	208,106
Legal fees	108,662
Trustees’ fees and expenses	98,028
Registration fees	85,045
Custodian fees	68,991
Audit and tax fees	28,402
Other	104,270
13,038,049
Less expenses waived	(3,254,421)
Less expenses paid indirectly	(535)
Total operating expenses	9,783,093
Net Investment Income	44,226,242

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$39,792,537
Foreign currencies	(942,063)
Foreign currency exchange contracts	1,107,776
Futures contracts	153,409
Swap contracts	(750,386)
Net realized gain	39,361,273

Net change in unrealized appreciation (depreciation) of:
Investments	(45,245,023)
Foreign currencies	12,090
Foreign currency exchange contracts	119,118
Futures contracts	166,219
Swap contracts	509,884
Net change in unrealized appreciation (depreciation)	(44,437,712)
Net Realized and Unrealized Loss	(5,076,439)
Net Increase in Net Assets Resulting from Operations	$39,149,803

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Six months
	ended
	4/30/21	Year ended
	(Unaudited)	10/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,226,242	$93,857,045
Net realized gain	39,361,273	114,586,293
Net change in unrealized appreciation (depreciation)	(44,437,712)	39,534,208
Net increase in net assets resulting from operations	39,149,803	247,977,546

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,243,067)	(21,122,241)
Class C	(1,189,729)	(4,397,534)
Class R	(312,455)	(806,439)
Institutional Class	(41,428,958)	(82,233,267)
Class R6	(741,882)	(993,617)
	(53,916,091)	(109,553,098)

Capital Share Transactions:
Proceeds from shares sold:
Class A	118,017,399	179,125,617
Class C	7,038,387	18,526,577
Class R	2,815,170	7,056,142
Institutional Class	609,606,684	945,627,888
Class R6	24,659,516	26,009,599

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	8,374,293	20,011,247
Class C	1,117,216	4,188,456
Class R	299,179	810,214
Institutional Class	37,660,539	80,019,030
Class R6	638,032	888,885
	810,226,415	1,282,263,655

	Six months
	ended
	4/30/21	Year ended
	(Unaudited)	10/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(104,072,696)	$(245,218,023)
Class C	(69,680,401)	(131,855,891)
Class R	(6,084,816)	(18,648,409)
Institutional Class	(391,919,711)	(1,072,460,660)
Class R6	(6,388,156)	(13,608,054)
	(578,145,780)	(1,481,791,037)
Increase (decrease) in net assets derived from capital share transactions	232,080,635	(199,527,382)
Net Increase (Decrease) in Net Assets	217,314,347	(61,102,934)
Net Assets:
Beginning of period	3,619,611,540	3,680,714,474
End of period	$3,836,925,887	$3,619,611,540

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/21[1]	Year ended
(Unaudited)	10/31/20	10/31/19	10/31/18		10/31/17	10/31/16
$9.23	$8.85	$8.19	$8.74		$8.81	$8.74

0.10	0.22	0.27	0.29		0.28	0.22
(0.02)	0.42	0.68	(0.53)		(0.03)	0.12
0.08	0.64	0.95	(0.24)		0.25	0.34

(0.12)	(0.26)	(0.27)	(0.25)		(0.32)	(0.26)
—	—	(0.02)	(0.06)		— [3]	(0.01)
(0.12)	(0.26)	(0.29)	(0.31)		(0.32)	(0.27)

$9.19	$9.23	$8.85	$8.19		$8.74	$8.81

0.93% [5]	7.37% [5]	11.82% [5,6]	(2.77%	)[5]	2.89%	3.96%

$753,063	$733,935	$751,229	$734,630		$893,311	$1,259,472
0.69%	0.69%	0.70%	0.77%		0.89%	0.89%
0.87%	0.86%	0.88%	0.87%		0.89%	0.89%
2.22%	2.47%	3.16%	3.37%		3.24%	2.54%
2.05%	2.30%	2.98%	3.27%		3.24%	2.54%
104%	112%	167%	122%		125%	240%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/21[1]	Year ended
(Unaudited)	10/31/20	10/31/19	10/31/18		10/31/17	10/31/16
$9.22	$8.85	$8.19	$8.74		$8.81	$8.74

0.07	0.15	0.20	0.22		0.22	0.16
(0.01)	0.41	0.69	(0.52)		(0.04)	0.11
0.06	0.56	0.89	(0.30)		0.18	0.27

(0.09)	(0.19)	(0.21)	(0.19)		(0.25)	(0.19)
—	—	(0.02)	(0.06)		— [3]	(0.01)
(0.09)	(0.19)	(0.23)	(0.25)		(0.25)	(0.20)

$9.19	$9.22	$8.85	$8.19		$8.74	$8.81

0.67% [5]	6.45% [5]	10.99% [5,6]	(3.49%	)[5]	2.13%	3.19%

$88,809	$149,707	$250,652	$382,168		$620,954	$879,706
1.44%	1.44%	1.45%	1.52%		1.64%	1.64%
1.62%	1.61%	1.63%	1.62%		1.64%	1.64%
1.48%	1.72%	2.41%	2.62%		2.49%	1.79%

1.29%	1.55%	2.23%	2.52%		2.49%	1.79%
104%	112%	167%	122%		125%	240%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/21	Year ended
(Unaudited)	10/31/20	10/31/19	10/31/18		10/31/17	10/31/16
$9.22	$8.85	$8.19	$8.73		$8.81	$8.73

0.09	0.20	0.25	0.27		0.26	0.20
(0.01)	0.41	0.68	(0.52)		(0.04)	0.13
0.08	0.61	0.93	(0.25)		0.22	0.33

(0.11)	(0.24)	(0.25)	(0.23)		(0.30)	(0.24)
—	—	(0.02)	(0.06)		— [2]	(0.01)
(0.11)	(0.24)	(0.27)	(0.29)		(0.30)	(0.25)

$9.19	$9.22	$8.85	$8.19		$8.73	$8.81

0.92% [4]	6.99% [4]	11.54% [4,5]	(2.90%	)[4]	2.52%	3.82%

$23,374	$26,403	$36,082	$46,060		$61,630	$77,484
0.94%	0.94%	0.95%	1.02%		1.14%	1.14%
1.12%	1.11%	1.13%	1.12%		1.14%	1.14%
1.97%	2.22%	2.91%	3.12%		2.99%	2.29%

1.80%	2.05%	2.73%	3.02%		2.99%	2.29%
104%	112%	167%	122%		125%	240%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/21	Year ended
(Unaudited)	10/31/20	10/31/19	10/31/18		10/31/17	10/31/16
$9.23	$8.86	$8.20	$8.74		$8.82	$8.74

0.11	0.25	0.29	0.31		0.30	0.24
(0.01)	0.40	0.68	(0.52)		(0.04)	0.13
0.10	0.65	0.97	(0.21)		0.26	0.37

(0.13)	(0.28)	(0.29)	(0.27)		(0.34)	(0.28)
—	—	(0.02)	(0.06)		— [2]	(0.01)
(0.13)	(0.28)	(0.31)	(0.33)		(0.34)	(0.29)

$9.20	$9.23	$8.86	$8.20		$8.74	$8.82

1.17% [4]	7.52% [4]	12.09% [4,5]	(2.41%	)[4]	3.03%	4.34%

$2,915,150	$2,671,510	$2,619,167	$2,886,234		$2,819,555	$2,672,906
0.44%	0.44%	0.45%	0.52%		0.64%	0.64%
0.62%	0.61%	0.63%	0.62%		0.64%	0.64%
2.47%	2.72%	3.41%	3.62%		3.49%	2.79%
2.30%	2.55%	3.23%	3.52%		3.49%	2.79%
104%	112%	167%	122%		125%	240%

Financial highlights
Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower. See Note 11 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[9]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/21[2] (Unaudited)	Year ended					5/2/16[1] to 10/31/16
	10/31/20	10/31/19	10/31/18		10/31/17
$9.23	$8.86	$8.20	$8.74		$8.81	$8.75

0.11	0.25	0.30	0.31		0.31	0.12
—	0.41	0.68	(0.51)		(0.04)	0.08
0.11	0.66	0.98	(0.20)		0.27	0.20

(0.14)	(0.29)	(0.30)	(0.28)		(0.34)	(0.13)
—	—	(0.02)	(0.06)		— [4]	(0.01)
(0.14)	(0.29)	(0.32)	(0.34)		(0.34)	(0.14)
$9.20	$9.23	$8.86	$8.20		$8.74	$8.81
1.21% [6]	7.61% [6]	12.18% [6,7]	(2.33%	)[6]	3.14%	2.50%

$56,530	$38,057	$23,584	$17,835		$12,935	$2
0.36%	0.36%	0.36%	0.44%		0.55%	0.55%
0.54%	0.53%	0.54%	0.54%		0.55%	0.55%
2.55%	2.80%	3.50%	3.70%		3.57%	2.75%
2.38%	2.63%	3.32%	3.60%		3.57%	2.75%
104%	112%	167%	122%		125%	240% [9]

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2021 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2021 and for all open tax years (years ended October 31, 2017–October 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. During the six months ended April 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement,

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2021, and matured on the next business day.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At April 30, 2021, the Fund received $298,000 cash collateral for TBA trades from Morgan Stanley, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains

(losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2021, the Fund earned $535 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.55% on the first $500 million of the average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on it’s behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from November 1, 2020 through April 30, 2021.* For purposes of those waivers and

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2021, the Fund was charged $63,974 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2021, the Fund was charged $157,342 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2021, the Fund was charged $61,903 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2021, DDLP earned $17,981 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2021, DDLP received gross CDSC commissions of

$7,157 and $2,955 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from February 28, 2020 through March 1, 2022.

3. Investments

For the six months ended April 30, 2021, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$672,446,658
Purchases of US government securities	3,278,218,770
Sales other than US government securities	1,053,702,171
Sales of US government securities	2,711,520,904

At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$3,931,666,432
Aggregate unrealized appreciation of investments and derivatives	$96,973,627
Aggregate unrealized depreciation of investments and derivatives	(31,015,550)
Net unrealized appreciation of investments and derivatives	$65,958,077

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$96,796,358	$—	$96,796,358
Agency Commercial Mortgage-Backed
Securities	—	20,508,372	—	20,508,372
Agency Mortgage-Backed Securities	—	723,493,928	—	723,493,928
Collateralized Debt Obligations	—	75,007,193	—	75,007,193
Common Stock
Communications	—	—	—	—
Corporate Bonds	—	1,409,177,444	—	1,409,177,444
Loan Agreements[1]	—	182,381,630	6,347,423	188,729,053
Municipal Bonds	—	1,150,512	—	1,150,512
Non-Agency Asset-Backed Securities	—	78,019,817	—	78,019,817

	Level 1	Level 2	Level 3	Total
Non-Agency Collateralized Mortgage
Obligations[1]	$—	$56,814,471	$10,896,911	$67,711,382
Non-Agency Commercial
Mortgage-Backed Securities	—	349,816,150	—	349,816,150
Sovereign Bonds	—	91,315,895	—	91,315,895
Supranational Banks	—	2,244,076	—	2,244,076
US Treasury Obligations	—	599,871,631	—	599,871,631
Short-Term Investments	253,573,904	—	—	253,573,904
Securities Lending Collateral	40,208,795	—	—	40,208,795
Total Value of Securities	$293,782,699	$3,686,597,477	$17,244,334	$3,997,624,510

Derivatives
Assets:
Futures Contracts	$614,239	$—	$—	$614,239
Foreign Currency Exchange Contracts	—	15,267	—	15,267
Liabilities:
Futures Contracts	$(160,449)	$—	$—	$(160,449)
Swap Contracts	—	(83,093)	—	(83,093)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.64%	3.36%	100.00%
Non-Agency Collateralized Mortgage Obligations	—	83.91%	16.09%	100.00%

[2]	Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended April 30, 2021, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements
Delaware Diversified Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/21	10/31/20
Shares sold:
Class A	12,643,937	19,813,427
Class C	754,718	2,054,828
Class R	302,741	786,040
Institutional Class	65,527,984	104,522,545
Class R6	2,639,426	2,854,734

Shares issued upon reinvestment of dividends and distributions:
Class A	899,749	2,228,200
Class C	119,693	467,876
Class R	32,141	90,413
Institutional Class	4,043,136	8,899,219
Class R6	68,626	98,482
	87,032,151	141,815,764

Shares redeemed:
Class A	(11,183,861)	(27,361,061)
Class C	(7,442,946)	(14,614,348)
Class R	(654,465)	(2,091,393)
Institutional Class	(42,071,046)	(119,739,688)
Class R6	(685,499)	(1,493,671)
	(62,037,817)	(165,300,161)
Net increase (decrease)	24,994,334	(23,484,397)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2021 and the year ended October 31, 2020, the Fund had the following exchange transactions.

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/21	132,979	263,410	756,347	263,339	113,497	777,123	$10,840,080
Year ended
10/31/20	293,413	664,659	9,465	608,714	347,083	12,123	8,735,392

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of April 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to financial statements
Delaware Diversified Income Fund

6. Derivatives (continued)

During the six months ended April 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2021, the Fund posted $2,303,160 in cash collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended April 30, 2021, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. There were no interest rate swap contracts outstanding at April 30, 2021.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2021, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements
Delaware Diversified Income Fund

6. Derivatives (continued)

During the six months ended April 30, 2021, the Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair values of derivative instruments as of April 30, 2021 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of
foreign currency
exchange contracts	$15,267	$—	$—
Variation margin due from
broker on futures
contracts*	—	614,239	614,239
Total	$15,267	$614,239	$629,506

	Liability Derivatives Fair Value
	Interest
Statement of Assets and	Rate	Credit
Liabilities Location	Contracts	Contracts	Total
Variation margin due from
broker on futures
contracts*	$(160,449)	$—	$(160,449)
Unrealized depreciation on
over the counter credit
default swap contracts	—	(83,093)	(83,093)
Total	$(160,449)	$(83,093)	$(243,542)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2021. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$1,107,776	$—	$—	$1,107,776
Interest rate contracts	—	153,409	—	153,409
Credit contracts	—	—	(750,386)	(750,386)
Total	$1,107,776	$153,409	$(750,386)	$510,799

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$119,118	$—	$—	$119,118
Interest rate contracts	—	166,219	—	166,219
Credit contracts	—	—	509,884	509,884
Total	$119,118	$166,219	$509,884	$795,221

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange
contracts (average
notional value)	$7,667,130	$2,628,598
Futures contracts (average
notional value)	63,537,190	65,670,888
CDS contracts (average
notional value)*	10,802,097	—

*	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral

Notes to financial statements
Delaware Diversified Income Fund

7. Offsetting (continued)

held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$15,267	$(83,093)	$(67,826)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
JPMorgan Chase
Bank	$(67,826)	$—	$—	$—	$—	$(67,826)

Securities Lending

Securities lending transactions are entered into by the Fund under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

As of April 30, 2021, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
The Bank of New
York Mellon	$38,987,068	$(38,987,068)	$—	$(38,987,068)	$—

(a)	The value of the related collateral exceeded the value of the net position, purchase agreements, and securities lending transactions as of April 30, 2021.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the

Notes to financial statements
Delaware Diversified Income Fund

8. Securities Lending (continued)

“Schedule of investments.” Securities purchased with cash collateral are valued at the market value. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021:

	Overnight
Securities Lending	and	Under	Between	Over
Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Certificates of
Deposit and
Repurchase
Agreements	$40,208,795	$—	$—	$—	$40,208,795

At April 30, 2021, the value of securities on loan was $38,987,068, for which the Fund received cash collateral of $40,207,295. At April 30, 2021, the value of invested collateral was $40,208,795. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements
Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust is seeking to recover such amounts arguing that the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $15,959,167 and an asset of $4,787,750 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

The plaintiff and the term loan lenders, which included the Fund, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liabilities reversed.

12. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

Notes to financial statements
Delaware Diversified Income Fund

12. Recent Accounting Pronouncements (continued)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 6, 2021